INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	$ 5,688	$ 5,655
Additions	267	239
Disposals	(6)	(2)
Amortization charge for the year	(343)	(394)
Impairment	(731)	(57)
Transfer	0	0
Translation adjustment	(723)	247
Balance at end of the period	4,152	5,688
Acquired intangible assets, not yet paid	56	49
Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	1,100	1,195
Additions	53	50
Disposals	0	0
Amortization charge for the year	(139)	(159)
Impairment	(5)	(3)
Transfer	0	0
Translation adjustment	(88)	17
Balance at end of the period	921	1,100
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	316	264
Additions	188	177
Disposals	(6)	0
Amortization charge for the year	(159)	(155)
Impairment	(3)	0
Transfer	6	8
Translation adjustment	(41)	22
Balance at end of the period	301	316
Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	149	178
Additions	3	0
Disposals	0	0
Amortization charge for the year	(23)	(30)
Impairment	0	0
Transfer	0	0
Translation adjustment	(12)	1
Balance at end of the period	117	149
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	142	177
Additions	5	0
Disposals	0	0
Amortization charge for the year	(15)	(42)
Impairment	0	0
Transfer	0	0
Translation adjustment	(16)	7
Balance at end of the period	116	142
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	22	25
Additions	5	12
Disposals	0	(2)
Amortization charge for the year	(7)	(8)
Impairment	0	0
Transfer	(6)	(8)
Translation adjustment	1	3
Balance at end of the period	15	22
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period	3,959	3,816
Additions	13	0
Disposals	0	0
Amortization charge for the year	0	0
Impairment	(723)	(54)
Transfer	0	0
Translation adjustment	(567)	197
Balance at end of the period	2,682	$ 3,959
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	10,191
Cost | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	2,170
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	1,041
Cost | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	457
Cost | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	1,530
Cost | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	148
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	4,845
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(6,039)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(1,249)
Accumulated depreciation and impairment | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(740)
Accumulated depreciation and impairment | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(340)
Accumulated depreciation and impairment | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(1,414)
Accumulated depreciation and impairment | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	(133)
Accumulated depreciation and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period	$ (2,163)